Condensed Consolidated Statement of Changes in Stockholder's Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Series D-1 Preferred Stock for Cash [Member]
Stock Transactions, Parenthetical Disclosures [Abstract]
Offering expenses	$ 85	$ 37
Series D-2 Preferred Stock for Cash [Member]
Stock Transactions, Parenthetical Disclosures [Abstract]
Offering expenses	$ 16